DEBT AND OTHER CREDIT ARRANGEMENTS (Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Jul. 31, 2012
Short Term Debt [Abstract]
Other (including Capital Leases)	$ 37		$ 18
Total Long-Term Debt	2,061		2,038
Senior Notes due 2016 [Member]
Short Term Debt [Abstract]
Discounted Amount	300	[1]	300	[1]
Interest Rate	2.75%
Maturity Date	Aug. 15, 2016
Senior Notes Due 2018 [Member]
Short Term Debt [Abstract]
Discounted Amount	300	[1]	299	[1]
Interest Rate	5.125%
Maturity Date	Apr. 15, 2018
Senior Notes Due 2022 [Member]
Short Term Debt [Abstract]
Discounted Amount	250	[1]	250	[1]
Interest Rate	2.20%				2.20%
Maturity Date	Jul. 15, 2022
Senior Notes Due 2025 [Member]
Short Term Debt [Abstract]
Discounted Amount	282	[1]	279	[1]
Interest Rate	5.50%
Maturity Date	Aug. 15, 2025
Unamortized Premium	32		35
Senior Notes Due 2035 [Member]
Short Term Debt [Abstract]
Discounted Amount	395	[1]	395	[1]
Interest Rate	5.50%
Maturity Date	Jul. 15, 2035
Senior Notes Due 2038 [Member]
Short Term Debt [Abstract]
Discounted Amount	247	[1]	247	[1]
Interest Rate	5.875%
Maturity Date	Apr. 15, 2038
Senior Notes Due 2042 [Member]
Short Term Debt [Abstract]
Discounted Amount	$ 250	[1]	$ 250	[1]
Interest Rate	3.60%				3.60%
Maturity Date	Jul. 15, 2042

[1]	Amounts are net of unamortized discounts. For the 5.500% Senior Notes due 2025, amount is also net of the unamortized premium of $32 million and $35 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively.